Increasing or Decreasing Current Health Care Cost Trend (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2014	May 31, 2013
Postretirement Benefits, U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	$ 239	$ 296
1% Increase in trend rate, postretirement cost	11	15
1% Decrease in trend rate, accumulated benefit obligation	(209)	(265)
1% Decrease in trend rate, postretirement cost	(10)	(13)
Postretirement Benefits, Non-U.S. Plans
Assumed Health Care Cost Trend Rates, Effect of One Percentage Point Change [Line Items]
1% Increase in trend rate, accumulated benefit obligation	6,502	9,080
1% Increase in trend rate, postretirement cost	727	647
1% Decrease in trend rate, accumulated benefit obligation	(5,011)	(3,802)
1% Decrease in trend rate, postretirement cost	$ (534)	$ (481)